15. Stock Option Plan and Equity Compensation Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan and Equity Compensation Plan

The Company sponsors an equity compensation plan, adopted by the Board of Directors in 2006, which provides for the granting of nonqualified stock options, stock appreciation rights, stock awards and stock units. Under the plan, the Company may grant options to its directors, officers and employees for up to 200,000 shares of common stock. The Company did not grant any equity compensation in 2015 or 2014.

A summary of the status of the Company’s stock option plan is presented below:

	2015		2014

	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares

Options outstanding at January 1	$15.00	55,600	$14.76	106,900
Granted	—	—	—	—
Exercised	—	—	—	—
Expired	15.00	(55,600)	14.50	(51,300)

Options outstanding and exercisable at December 31	$—	—	$14.76	55,600